DEBT (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) item	Sep. 30, 2014 USD ($) letter	Sep. 30, 2013 USD ($)
Debt
Unsecured long-term debt	$ 580,000	$ 80,000	$ 195,000
Less long-term debt due within one year	40,000	40,000	115,000
Long-term debt	540,000	40,000	80,000
Unamortized discount and debt issuance costs	7,885	863	1,263
Less unamortized debt issuance costs	793	365	400
Unamortized discount and debt issuance costs, noncurrent	$ 7,092	$ 498	863
Issued to support international operations
Debt
Number of letters of credit outstanding	2	2
Letters of credit outstanding/issued	$ 12,000	$ 12,000
Unsecured revolving credit facility mature May 25, 2017
Debt
Unamortized discount and debt issuance costs		581	800
Borrowing amount	$ 300,000	$ 300,000
Commitment fee (as a percent)	0.15%	0.15%
Borrowing amount outstanding	$ 0	$ 0
Available borrowing capacity excluding letters of credit transaction	$ 251,800	$ 265,800
Unsecured revolving credit facility mature May 25, 2017 | Maximum
Debt
Funded leverage ratio (as a percent)	50.00%	50.00%
Commitment fee (as a percent)	0.35%	0.35%
Unsecured revolving credit facility mature May 25, 2017 | Minimum
Debt
Interest coverage ratio	3.00	3.00
Commitment fee (as a percent)	0.15%	0.15%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR)
Debt
LIBOR spread on borrowings (as a percent)	1.125%	1.125%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR) | Maximum
Debt
LIBOR spread on borrowings (as a percent)	1.75%	1.75%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR) | Minimum
Debt
LIBOR spread on borrowings (as a percent)	1.125%	1.125%
Unsecured revolving credit facility mature May 25, 2017 | Letter of credit
Debt
Available borrowing capacity to use for letters of credit	$ 100,000	$ 100,000
Number of letters of credit outstanding	3	3
Letters of credit outstanding/issued	$ 48,200	$ 34,200
Series D, due August 15, 2014, 6.56%
Debt
Unsecured long-term debt			75,000
Unamortized discount and debt issuance costs			$ 27
Long-term debt stated interest rate percentage			6.56%
Unsecured senior notes issued July 21, 2009
Debt
Unsecured long-term debt	$ 80,000	$ 80,000
Long-term debt stated interest rate percentage	6.10%	6.10%
Annual principal repayments	$ 40,000	$ 40,000
Unsecured senior notes issued July 21, 2009 | Maximum
Debt
Funded leverage ratio (as a percent)	55.00%	55.00%
Unsecured senior notes issued July 21, 2009 | Minimum
Debt
Interest coverage ratio	2.50	2.50
Due July 21, 2014, 6.10%
Debt
Unsecured long-term debt			$ 40,000
Unamortized discount and debt issuance costs			$ 145
Long-term debt stated interest rate percentage			6.10%
Due July 21, 2015, 6.10%
Debt
Unsecured long-term debt		$ 40,000	$ 40,000
Unamortized discount and debt issuance costs		$ 141	$ 145
Long-term debt stated interest rate percentage		6.10%	6.10%
Due July 21, 2016, 6.10%
Debt
Unsecured long-term debt		$ 40,000	$ 40,000
Unamortized discount and debt issuance costs		$ 141	$ 146
Long-term debt stated interest rate percentage		6.10%	6.10%